Unaudited Interim Condensed Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Unaudited Interim Condensed Consolidated Statements Of Comprehensive Income Abstract
Profit for the period	R$ 151,737	R$ 88,096
Other comprehensive income/(loss) (OCI)	2,127	4,332
- Items that are or may be reclassified subsequently to profit or loss
Fair value of financial assets at fair value through other comprehensive income	3,539	6,259
Deferred income tax	(1,391)	(1,974)
Reclassification of fair value adjustments to profit or loss	(21)	47
Total comprehensive income	153,864	92,428
Comprehensive income attributable to the Company’s shareholders	134,914	78,701
Comprehensive income attributable to non-controlling interests	R$ 18,950	R$ 13,727